Fixed deposits with financial institutions (Tables)	12 Months Ended
Dec. 31, 2023
Fixed Deposits With Financial Institutions
Schedule of fixed deposits with financial institutions
	2023	2022
	USD	USD
Fixed deposits with financial institutions	681,313	859,902